MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
	December 31, 2025
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$20,926	$36	$2	$20,960
Government agencies	1,079	3	-	1,082
Government debentures	25,007	30	1	25,036
	$47,012	$69	$3	$47,078

Matures after one year through three years:
Corporate debentures	$14,671	$62	$6	$14,727
Government agencies	3,199	-	8	3,191
Government debentures	6,867	16	2	6,881
	$24,737	$78	$16	$24,799

Total	$71,749	$147	$19	$71,877

	December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$28,757	$38	$6	$28,789
Government agencies	10,845	4	7	10,842
Government debentures	19,721	24	9	19,736
	$59,323	$66	$22	$59,367

Matures after one year through three years:
Corporate debentures	$9,460	$46	$8	$9,498
Government agencies	1,043	-	2	1,041
Government debentures	7,865	19	16	7,868
	$18,368	$65	$26	$18,407

Total	$77,691	$131	$48	$77,774

Schedule of unrealized losses for less than 12 months and 12 months or greater
	Less than 12 months
	Fair value	Unrealized losses

Corporate debentures	$8,359	$8
Government agencies	3,191	8
Government debentures	3,377	3

Total	$14,927	$19

	December 31, 2024
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$29,905	$-	$5,920	$14	$35,825	$14
Government agencies	8,594	7	3,289	2	11,883	9
Government debentures	26,584	23	3,482	2	30,066	25

Total	$65,083	$30	$12,691	$18	$77,774	$48